Warrant Liabilities - Schedule of Public Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Public Warrants [Abstract]
Balance	$ 2,600	$ 9,200
Fair value remeasurement	(1,760)	(6,600)
Balance	$ 840	$ 2,600